SUBSIDIARIES - Narrative (Details)	Dec. 31, 2019	Apr. 30, 2019	Jul. 12, 2018
Ownership interests:
Subsidiary ownership percentage	100.00%
Golar GP LLC – Limited Liability Company
Ownership interests:
Percentage ownership in subsidiary	100.00%
Gimi Holding Company Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Shoreline LNG Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hilli LLC
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG Energy Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2022 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB10 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2048 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB11 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2021 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2047 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB13 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management (Bermuda) Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG 2216 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2027 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB12 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Gandria N.V.
Ownership interests:
Percentage ownership in subsidiary	100.00%
GVS Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Gimi MS Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hilli Corporation
Ownership interests:
Percentage ownership in subsidiary			89.00%
Golar Management Norway AS
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Malaysia SDN. BDH.
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management D.O.O
Ownership interests:
Percentage ownership in subsidiary	100.00%
First FLNG Holdings | Gimi MS Corporation
Ownership interests:
Noncontrolling interest, ownership percentage by noncontrolling owners		30.00%